Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Schedule of short-term debt
Short-term borrowings were as follows:

December 31 (In thousands)	2013	2012
Securities sold under agreements to repurchase and federal funds purchased	$242,029	$244,168
Federal Home Loan Bank advances	—	100,000
Total short-term borrowings	$242,029	$344,168
The outstanding balances for all short-term borrowings as of December 31, 2013 and 2012 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	FHLB Advances
2013
Ending balance	$242,029	$—
Highest month-end balance	280,863	—
Average daily balance	251,868	1,255
Weighted-average interest rate:
As of year-end	0.19%	—%
Paid during the year	0.21%	0.41%
2012
Ending balance	$244,168	$100,000
Highest month-end balance	302,946	100,000
Average daily balance	257,341	1,320
Weighted-average interest rate:
As of year-end	0.23%	0.38%
Paid during the year	0.26%	0.28%